File No. 333-163421

As filed with the SEC on January 19, 2010
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No. _2_
(Check appropriate box or boxes)

FEDERATED MDT SERIES
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive, Warrendale,
Pennsylvania 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street
Washington, DC  20006

Acquisition of the assets of

FEDERATED MDT SMALL CAP VALUE FUND
a portfolio of Federated MDT Series

By and in exchange for Class A Shares, Class C Shares and Institutional Shares of

FEDERATED MDT SMALL CAP CORE FUND
a portfolio of Federated MDT Series

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class C Shares and Institutional Shares without par value, of Federated MDT Small Cap Core Fund

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This amendment hereby incorporates by reference Part B of Registrant’s initial Registration Statement on Form N-14 filed December 1, 2009.  (File No. 333-163412)

PART C.	OTHER INFORMATION.

Item 15  Indemnification
(1) Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 1 of Article IX of Registrant's Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.  Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.
(2) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
(3) Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.	Exhibits:

1.1	Conformed copy of Declaration of Trust of the
Registrant; (1)
1.2	Conformed copy of Amendment No. 1 of the Declaration of Trust(5)
1.3	Conformed copy of Amendment No. 1 of the Declaration of Trust(6)
1.4	Conformed copy of Amendment No. 1 of the Declaration of Trust(8)
2.	Copy of By-Laws of the Registrant; (1)
3.	Not Applicable
4.	Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1	Not Applicable
6.1	Form of Investment Advisory Contract of the Registrant; (2)
6.2	Conformed copy of Investment Advisory Contract Letter Agreement; (4)
6.3	Conformed copy of Investment Advisory Contract on behalf of the Registrant which includes Exhibits A through H; (5)
6.4	Conformed copy of Exhibit I to the Investment Advisory Contract; (8)
6.5	Conformed copy of Subadvisory Agreement for Federated MDT Balanced Fund which includes Exhibit A (9)
7.1                      Conformed copy of Distributor’s Contract of the Registrant; (3)
7.2	Conformed copy of Distributor’s Contract of the Registrant with Exhibits A through D; (5)
7.3                      Conformed copy of Distributor’s Contract for Class B Shares ofthe Registrant; (5)
7.4	Conformed copy of Exhibits E through H of the Distributor’s Contract; (8)
7.5	Conformed copy of Amendment 1 to Exhibit B of the Registrant’s Distributor’s Contract; (8)
8.	Not Applicable
9.1	Conformed copy of Custodian Agreement of the Registrant; (3)
9.2	Conformed copy of Custodian Schedule; (3)
9.3	Conformed copy of Custodian Schedule; (5)
9.4	Conformed copy of Custodian Agreement Exhibit 1 (revised as
of 6/22/07); (6)
10.1                      Conformed copy of Distribution Plan of the Registrant;(3)
10.2                      Conformed copy of Distribution Plan with Exhibits A through Dattached; ; (5)
10.3	Conformed copy of Distribution Plan of the Registrant for Class B Shares; (5)
10.4	Conformed copy of Exhibits D, E and F of the Distribution Plan of the Registrant; (8)
10.5	Conformed copy of Amendment 1 to Exhibit A to the Distribution
Plan of the Registrant; (8)
11.1	Opinion and Consent of Counsel as to legality of Shares being issued; (+)
12.1	Opinion regarding tax consequences of Reorganization of Federated MDT Small Cap Value Fund; (+)
13.1
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.2	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached; (5)
13.3
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.4	Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A; (5)
13.5                      The Registrant hereby incorporates by reference the conformedcopy of Amendment No. 3 to the Agreement for AdministrativeServices between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

13.6	Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company; (5)
13.7                      Conformed copy of Amended and Restated Services Agreement betweenRegistrant and Federated Shareholder Services Company; (5)
13.8	Conformed copy of Principal Shareholder Services Agreement between Registrant and Federated Securities Corp.; (5)
13.9	Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company; (5)
13.10	Copy of revised Exhibit 1 to the Agreement for Administrative Services; (8)
13.11	Copy of revised Exhibit A to the Financial Administration and Accounting Services Agreement; (8)
13.12	Copy of the revised Schedule A to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company; (8)
13.13                                Copy of Amendment to Transfer Agency and Service Agreement between State Street Bank and the Registrant with revised Schedule A; (30)

14.1	Conformed copy of Consent of Independent Auditors for MDT Series;(11)
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Trustees for Power of Attorney (11)
16.2	Conformed copy of Power of Attorney of the Registrant(11)
17.1	Form of Proxy (11)
17.2	Form of Ballot (11)
+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 333-134468 and 811-21904)
1	Initial Registration Statement filed May 25, 2006.
2	Pre-effective Amendment No. 1 filed July 27, 2006.
3	Pre-effective Amendment No. 2 filed August 8, 2006.
4	PEA No. 1 filed November 29, 2006
5	PEA No. 3 filed March 28, 2007
6	PEA No. 4 filed September 28, 2007
7	PEA No. 5 filed December 17, 2007
8	PEA No. 7 filed February 22, 2008
9	PEA No. 8 filed September 29, 2008
10	PEA No. 9 filed September 28, 2009
11	Response is incorporated by reference to Registrant’s Initial Registration Statement on Form N-14 filed December 1, 2009 (File No. 333-163421)

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MDT Series, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of March, 2010.

FEDERATED MDT SERIES

By: /s/ Todd P. Zerega
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                                                            TITLE                                        DATE

By:           /s/ Todd P. Zerega                                                      Attorney In Fact                                                March 29, 2010
Todd P. Zerega                                                      For the Persons
ASSISTANT SECRETARY                                                      Listed Below

NAME                                                                            TITLE

John F. Donahue*                                                                        Trustee

J. Christopher Donahue*                                                                        President and Trustee
(Principal Executive Officer)

Richard A. Novak*                                                                        Treasurer
(Principal Financial Officer)
John T. Conroy, Jr.*                                                                        Trustee

Nicholas P. Constantakis*                                                                        Trustee

Maureen Lally-Green*                                                                        Trustee

John F. Cunningham*                                                                        Trustee

Peter E. Madden*                                                                        Trustee

Charles F. Mansfield, Jr.*                                                                        Trustee

R. James Nicholson                                                                        Trustee

Thomas M. O’Neil*                                                                        Trustee

John S. Walsh*                                                                        Trustee

James F. Will*                                                                        Trustee
* By Power of Attorney